Note 14 - Employee Benefits - Stock Options Outstanding (Details)	12 Months Ended
Dec. 31, 2017 USD ($) $ / shares shares
Exercise Price (in dollars per share) | $ / shares
Number Outstanding (in shares)	49,229
Weighted Average Remaining Contractual Life in Years (Year)
Number Exercisable (in shares)	26,409
Number Unexercisable (in shares)	22,820
Unrecognized Compensation Expense | $	$ 18,062
Employee Stock Option [Member]
Weighted Average Years Over Which Unrecognized Compensation will be Recognized (Year)
Exercise Price Range 1 [Member]
Exercise Price (in dollars per share) | $ / shares	$ 4.77
Number Outstanding (in shares)	15,000
Weighted Average Remaining Contractual Life in Years (Year)	1 year 146 days
Number Exercisable (in shares)	15,000
Number Unexercisable (in shares)	0
Unrecognized Compensation Expense | $	$ 0
Exercise Price Range 1 [Member] | Employee Stock Option [Member]
Weighted Average Years Over Which Unrecognized Compensation will be Recognized (Year)
Exercise Price Range 2 [Member]
Exercise Price (in dollars per share) | $ / shares	$ 11.21
Number Outstanding (in shares)	34,229
Weighted Average Remaining Contractual Life in Years (Year)	8 years 36 days
Number Exercisable (in shares)	11,409
Number Unexercisable (in shares)	22,820
Unrecognized Compensation Expense | $	$ 18,062
Exercise Price Range 2 [Member] | Employee Stock Option [Member]
Weighted Average Years Over Which Unrecognized Compensation will be Recognized (Year)	1 year 36 days